DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of analysis of single amount of discontinued operations [abstract]
Disclosure of analysis of single amount of discontinued operations
For the year ended March 31, 2024, the after-tax gain on disposal of the Healthcare business is as follows:

Consideration received in cash	$275.3
Short-term holdback receivable	8.0
Long-term non-contingent receivable	10.1
Total consideration	$293.4
Net assets disposed	$269.6
Impairment of non-financial assets of the disposal group excluded from the sale	7.8
Reclassification to income of gains on foreign currency exchange differences from OCI	(2.5)
Transaction fees and other costs	12.2
Gain on disposal of discontinued operations before income taxes	$6.3
Income tax recovery	(10.2)
After-tax gain on disposal of discontinued operations	$16.5
The net income and other comprehensive loss from discontinued operations are as follows:

	2025	2024
Revenue	$—	$131.7
Expenses	—	132.7
Operating loss	$—	$(1.0)
Finance expense	—	3.6
Loss before income taxes	$—	$(4.6)
Income tax recovery	—	(9.4)
Net income from discontinued operations before after-tax gain on disposal	$—	$4.8
After-tax gain on disposal of discontinued operations	—	16.5
Net income from discontinued operations	$—	$21.3

	2025	2024
Foreign currency exchange differences on translation of foreign operations	$—	$0.9
Reclassification to income of gains on foreign currency exchange differences	—	(2.5)
Income taxes	—	(5.4)
Other comprehensive loss from discontinued operations	$—	$(7.0)
The major classes of assets and liabilities disposed were as follows:

Current assets	$112.3
Property, plant and equipment	6.9
Right-of-use assets	9.8
Intangible assets, including goodwill of $120.4 million	168.0
Deferred tax assets	26.5
Other non-current assets	14.5
Assets disposed	$338.0
Current liabilities	37.1
Long-term debt (lease liabilities), including current portion	12.2
Deferred tax liabilities	1.4
Other non-current liabilities	17.7
Liabilities disposed	$68.4
Net assets disposed	$269.6
The net cash flows from discontinued operations are as follows:

	2025	2024
Operating activities	$—	$0.4
Investing activities	—	261.6
Financing activities	—	(1.3)
Net cash flows provided by discontinued operations	$—	$260.7